Equity - Adjustments of Additional Paid-in Capital (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Beginning balance	$ 369,410		$ 366,928	$ 369,339
Partial disposal of interests in subsidiaries	1,175		106	83
Unclaimed dividend	2		3
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method			0
Change in additional paid-in capital for not participating proportionately in the capital increase of a subsidiary	1,477		2,552	1,175
Other changes in additional paid-in capital of subsidiaries			0
Share-based payment transactions of subsidiaries	53		22	17
Ending balance	384,529	$ 12,562	369,410	366,928
Share premium [Member]
Beginning balance	126,045		126,045	126,045
Partial disposal of interests in subsidiaries	0		0	0
Other changes in additional paid-in capital of subsidiaries			0
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	126,045		126,045	126,045
Movements Of Additional Paidin Capital For Associates And Joint Ventures Accounted For Using Equity Method
Partial disposal of interests in subsidiaries	0		0	0
Other changes in additional paid-in capital of subsidiaries			0
Share-based payment transactions of subsidiaries	0		0	0
Movements of additional paid-in capital arising from changes in equities of subsidiaries [Member]
Beginning balance	1,221		389	0
Partial disposal of interests in subsidiaries	0		1	0
Change in additional paid-in capital for not participating proportionately in the capital increase of a subsidiary	777		802	389
Other changes in additional paid-in capital of subsidiaries			0
Share-based payment transactions of subsidiaries	11		2	0
Treasury stock transfer of subsidiaries	55		27
Ending balance	2,064		1,221	389
Difference between consideration received and carrying amount of the subsidiaries' net assets upon disposal [Member]
Beginning balance	161		85	27
Partial disposal of interests in subsidiaries	826		76	58
Other changes in additional paid-in capital of subsidiaries			0
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	987		161	85
Donated capital [Member]
Beginning balance	16		13	13
Partial disposal of interests in subsidiaries	0		0	0
Unclaimed dividend	2		3
Other changes in additional paid-in capital of subsidiaries			0
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	18		16	13
Stockholders' contribution due to privatization [Member]
Beginning balance	20,648		20,648	20,648
Partial disposal of interests in subsidiaries	0		0	0
Other changes in additional paid-in capital of subsidiaries			0
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	20,648		20,648	20,648
Additional paid-in capital [Member]
Beginning balance	148,091		147,180	146,733
Partial disposal of interests in subsidiaries	826		77	58
Unclaimed dividend	2		3
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method			0
Change in additional paid-in capital for not participating proportionately in the capital increase of a subsidiary	777		802	389
Other changes in additional paid-in capital of subsidiaries			0
Share-based payment transactions of subsidiaries	11		2	0
Treasury stock transfer of subsidiaries	55		27
Ending balance	$ 149,762	$ 4,893	$ 148,091	$ 147,180